Summary of Status of Restricted Stock Units and Changes (Detail) - Restricted Stock Units - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Nonvested Stock Units
Nonvested at beginning period	2,310	1,714	1,643
Restricted stock units granted	902	2,326	1,692
Restricted stock units vested	(1,186)	(1,596)	(1,564)
Restricted stock units forfeited	(49)	(134)	(57)
Nonvested at ending period	1,977	2,310	1,714	1,643
Weighted Average Grant Date Fair Value
Nonvested at beginning period	$ 17.37	$ 9.37	$ 8.08
Restricted stock units granted	19.56	17.62	9.4
Restricted stock units vested	17.61	9.31	8.02
Restricted stock units forfeited	17.18	14.99	9.31
Nonvested at ending period	$ 17.89	$ 17.37	$ 9.37	$ 8.08
Weighted Average Remaining Recognition Period (Years)
Nonvested at ending period	7 months 28 days	1 year 6 months 25 days	3 months 21 days	3 months 14 days